J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.11

Data Compare Summary (Total)
Run Date - 11/17/2025 7:02:16 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	2	0.00%	2
State	0	2	0.00%	2
Zip	0	2	0.00%	2
Note Date	0	2	0.00%	2
Original Loan Amount	0	2	0.00%	2
Amortization Term	0	2	0.00%	2
Original Interest Rate	0	2	0.00%	2
Borrower Qualifying FICO	0	2	0.00%	2
Amortization Type	0	2	0.00%	2
Representative FICO	0	2	0.00%	2
Property Type	0	2	0.00%	2
Lien Position	0	2	0.00%	2
Occupancy	0	2	0.00%	2
Purpose	0	2	0.00%	2
Appraised Value	0	2	0.00%	2
Contract Sales Price	0	2	0.00%	2
Balloon Flag	0	2	0.00%	2
Original CLTV	0	2	0.00%	2
Original LTV	0	2	0.00%	2
Origination Channel	0	2	0.00%	2
Appraisal Effective Date	0	2	0.00%	2
Investor: Qualifying Total Debt Ratio	0	2	0.00%	2
Initial Rate Lock Date	2	2	100.00%	2
Coborrower Qualifying FICO	0	1	0.00%	2
Total	2	47	4.26%	2